Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities
Marketable Securities

NOTE 8. Marketable Securities

The Company invests in agency securities, corporate securities, asset-backed securities and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	December 31,	December 31,
(Millions)	2013	2012

U.S. government agency securities	$103	$162
Foreign government agency securities	30	16
Corporate debt securities	143	471
Commercial paper	60	116
Certificates of deposit/time deposits	20	41
U.S. treasury securities	―	54
U.S. municipal securities	2	13
Asset-backed securities:
Automobile loan related	287	567
Credit card related	52	123
Equipment lease related	30	54
Other	29	31
Asset-backed securities total	398	775

Current marketable securities	$756	$1,648

U.S. government agency securities	$131	$125
Foreign government agency securities	95	51
Corporate debt securities	638	494
Certificates of deposit/time deposits	20	―
U.S. treasury securities	49	18
U.S. municipal securities	―	14
Auction rate securities	11	7
Asset-backed securities:
Automobile loan related	298	375
Credit card related	128	34
Equipment lease related	37	36
Other	46	8
Asset-backed securities total	509	453

Non-current marketable securities	$1,453	$1,162

Total marketable securities	$2,209	$2,810

Classification of marketable securities as current or non-current is dependent upon management's intended holding period, the security's maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. At December 31, 2013, gross unrealized losses totaled approximately $5 million (pre-tax), while gross unrealized gains totaled approximately $1 million (pre-tax). At December 31, 2012, gross unrealized losses totaled approximately $6 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). Refer to Note 5 for a table that provides the net realized gains (losses) related to sales or impairments of debt and equity securities, which includes marketable securities. The gross amounts of the realized gains or losses were not material. Cost of securities sold use the first in, first out (FIFO) method. Since these marketable securities are classified as available-for-sale securities, changes in fair value will flow through other comprehensive income, with amounts reclassified out of other comprehensive income into earnings upon sale or “other-than-temporary” impairment.

3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders' equity. Such an unrealized loss does not reduce net income attributable to 3M for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

The balance at December 31, 2013 for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	December 31, 2013

Due in one year or less	$287
Due after one year through five years	1,898
Due after five years through ten years	24
Due after ten years	―

Total marketable securities	$2,209

3M has a diversified marketable securities portfolio of $2.209 billion as of December 31, 2013. Within this portfolio, current and long-term asset-backed securities (estimated fair value of $907 million) primarily include interests in automobile loans, credit cards and equipment leases. 3M's investment policy allows investments in asset-backed securities with minimum credit ratings of Aa2 by Moody's or AA by S&P or Fitch. At December 31, 2013, all asset-backed security investments were in compliance with this policy. Approximately 98.1 percent of all asset-backed security investments were rated AAA or A-1+ by Standard & Poor's and/or Aaa or P-1 by Moody's Investors Service and/or AAA or F1+ by Fitch Ratings.

3M's marketable securities portfolio includes auction rate securities that represent interests in investment grade credit default swaps; however, currently these holdings comprise less than one percent of this portfolio. The estimated fair value of auction rate securities are $11 million and $7 million as of December 31, 2013 and 2012, respectively. Gross unrealized losses within accumulated other comprehensive income related to auction rate securities totaled $2 million (pre-tax) and $6 million (pre-tax) as of December 31, 2013 and 2012, respectively. As of December 31, 2013, auction rate securities associated with these balances have been in a loss position for more than 12 months. Since the second half of 2007, these auction rate securities failed to auction due to sell orders exceeding buy orders. Liquidity for these auction-rate securities is typically provided by an auction process that resets the applicable interest rate at pre-determined intervals, usually every 7, 28, 35, or 90 days. The funds associated with failed auctions will not be accessible until a successful auction occurs or a buyer is found outside of the auction process. Refer to Note 12 for a table that reconciles the beginning and ending balances of auction rate securities.